UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-14876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/Jonathan Litt     Greenwich, CT     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $100,295 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1020    22500 SH       Sole                    22500
AMERICAN TOWER CORP NEW        COM              03027X100     2614    34100 SH       Sole                    34100
BOSTON PROPERTIES INC          COM              101121101      758     7500 SH       Sole                     7500
BRE PROPERTIES INC             CL A             05564E106     8260   169686 SH       Sole                   169686
COMMONWEALTH REIT              COM SH BEN INT   203233101     3755   169200 SH       Sole                   169200
CORESITE RLTY CORP             COM              21870Q105     5152   147296 SH       Sole                   147296
CROWN CASTLE INTL CORP         COM              228227104     1010    14500 SH       Sole                    14500
EQUINIX INC                    COM NEW          29444U502     4110    19000 SH       Sole                    19000
EQUITY RESIDENTIAL             SH BEN INT       29476L107     7582   137700 SH       Sole                   137700
EXTRA SPACE STORAGE INC        COM              30225T102     4681   119200 SH       Sole                   119200
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      357     3300 SH       Sole                     3300
GENERAL GROWTH PPTYS INC NEW   COM              370023103     6828   345400 SH       Sole                   345400
HEALTH CARE REIT INC           COM              42217K106      511     7600 SH       Sole                     7600
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      831    30800 SH       Sole                    30800
HOST HOTELS & RESORTS INC      COM              44107P104     7307   417800 SH       Sole                   417800
JONES LANG LASALLE INC         COM              48020Q107     4891    49200 SH       Sole                    49200
KILROY RLTY CORP               COM              49427F108     5318   101496 SH       Sole                   101496
LAS VEGAS SANDS CORP           COM              517834107     8306   147400 SH       Sole                   147400
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      799    31500 SH       Sole                    31500
MELCO CROWN ENTMT LTD          ADR              585464100     2124    90950 SH       Sole                    90950
MERITAGE HOMES CORP            COM              59001A102     3627    77400 SH       Sole                    77400
PUBLIC STORAGE                 COM              74460D109      152     1000 SH       Sole                     1000
PULTE GROUP INC                COM              745867101     5845   288800 SH       Sole                   288800
SBA COMMUNICATIONS CORP        COM              78388J106     6286    87300 SH       Sole                    87300
SL GREEN RLTY CORP             COM              78440X101     4047    47000 SH       Sole                    47000
TAUBMAN CTRS INC               COM              876664103     4124    53100 SH       Sole                    53100